Summary Of Accounting Policies (Breakdown Of Office Buildings And Land And Equipment And Facilities) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	¥ 1,045,950	¥ 392,036
Land [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	594,146	70,057
Office Buildings [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	235,995	110,097
Equipment And Facilities [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	60,840	79,747
Software [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	141,069	128,318
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	¥ 13,900	¥ 3,817